Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw materials	$ 2,120	$ 2,509
Work-in-progress	2,768	1,324
Finished goods	8,516	7,028
Total Inventories	$ 13,404	$ 10,861